Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Major Products of Long-term Insurance Contracts

The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2018		2017
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	38,397	7.99%	40,588	8.73%
Hong Fu Zhi Zun Annuity (b)	22,292	4.64%	24,877	5.35%
Xin Ru Yi Annuity (c)	21,960	4.57%	25,166	5.41%
Kang Ning Whole Life (d)	20,667	4.30%	21,435	4.61%
Hong Ying Participating Endowment (e)	1,448	0.30%	3,019	0.65%
Others (f)	375,732	78.20%	349,813	75.25%

Total	480,496	100.00%	464,898	100.00%

Insurance benefits of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	1,847	1.37%	7,956	4.79%
Hong Fu Zhi Zun Annuity (b)	8,764	6.52%	2	0.00%
Xin Ru Yi Annuity (c)	3,526	2.62%	3,594	2.16%
Kang Ning Whole Life (d)	4,663	3.47%	4,197	2.52%
Hong Ying Participating Endowment (e)	28,741	21.38%	49,796	29.96%
Others (f)	86,857	64.64%	100,679	60.57%

Total	134,398	100.00%	166,224	100.00%

	As at 31 December 2018		As at 31 December 2017
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	52,440	2.39%	19,771	0.99%
Hong Fu Zhi Zun Annuity (b)	26,741	1.22%	15,236	0.76%
Xin Ru Yi Annuity (c)	71,571	3.27%	53,098	2.66%
Kang Ning Whole Life (d)	289,230	13.21%	268,708	13.44%
Hong Ying Participating Endowment (e)	42,969	1.96%	70,506	3.53%
Others (f)	1,706,843	77.95%	1,571,747	78.62%

Total	2,189,794	100.00%	1,999,066	100.00%

(a)

Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of 88-year-old, annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.

(b)

Hong Fu Zhi Zun Annuity is an annuity insurance contract with the options for annual or monthly payment. The payment period is divided into 3 years, 5 years or 10 years. Its insured period is twenty years. This product is applicable to healthy policyholders between 28-day-old and 60-year-old. From the effective date after one policy year to the expiration date, if the policyholders live to the annual corresponding effective date, the annuity payment is paid at 3% of the annual premium if the payment period is three years; the annuity payment is paid at 6% of the annual premium if the payment period is five years; and the annuity payment is paid at 12% of the annual premium if the payment period is ten years. From the effective date to the effective date after one policy year, if the policyholders survive, the special survival payment shall be paid according to the basic sum insured by Hong Fu Zhi Zun Annuity. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the insurance premium received (without interest) when accidents occurred.

(c)

Xin Ru Yi Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Ru Yi Annuity to the corresponding date when policyholders reach the age of 80. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Ru Yi Annuity, the annuity payment of first policy year is paid at 10% of the first premium of the product, and the following annuity payments are paid at the basic sum insured by Xin Ru Yi Annuity. From the first corresponding date after the contractual date starting to claim of annuity to the corresponding date when the policyholders reach the age of 80-year-old, the annuity payment of first policy year is paid at 110% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; the following annuity payments increase by 10% of the basic sum on the basis of the previous payment. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the larger value of the insurance premium (without interest) and the cash value of the contract at the time of the death of the insured.

(d)

Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(e)

Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

Claim Development for Short-term Insurance Contracts

The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2014	2015	2016	2017	2018	Total
Year end	16,499	20,497	27,120	33,926	40,601
1 year later	17,265	21,427	27,303	34,845
2 years later	16,726	21,422	26,851
3 years later	16,726	21,422
4 years later	16,726

Estimated accumulated claims expenses	16,726	21,422	26,851	34,845	40,601	140,445
Accumulated claims expenses paid	(16,726)	(21,422)	(26,851)	(33,476)	(27,165)	(125,640)

Unpaid claims expenses	—	—	—	1,369	13,436	14,805

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2014	2015	2016	2017	2018	Total
Year end	16,379	20,359	26,897	33,700	40,157
1 year later	17,127	21,262	27,107	34,560
2 years later	16,589	21,259	26,655
3 years later	16,589	21,259
4 years later	16,589

Estimated accumulated claims expenses	16,589	21,259	26,655	34,560	40,157	139,220
Accumulated claims expenses paid	(16,589)	(21,259)	(26,655)	(33,204)	(26,848)	(124,555)

Unpaid claims expenses	—	—	—	1,356	13,309	14,665

Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent

The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2018 and 2017, expressed in RMB equivalent:

As at 31 December 2018	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	9,994	41,379	—	—	—	51,373
- Securities at fair value through profit or loss	4,511	163	951	2,315	1,076	9,016
Debt securities
- Held-to-maturity securities	150	—	—	—	—	150
- Loans	1,766	—	—	—	—	1,766
- Available-for-sale securities	2,240	—	—	—	—	2,240
- Securities at fair value through profit or loss	627	—	19	7	4	657
Term deposits	7,502	—	—	—	—	7,502
Cash and cash equivalents	1,768	261	287	42	—	2,358

Total	28,558	41,803	1,257	2,364	1,080	75,062

Financial liabilities
Interest-bearing loans and other borrowings	13,108	—	2,385	4,657	—	20,150

Total	13,108	—	2,385	4,657	—	20,150

As at 31 December 2017	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	8,697	28,859	—	—	—	37,556
- Securities at fair value through profit or loss	4,707	146	1,088	2,690	1,198	9,829
Debt securities
- Held-to-maturity securities	155	—	—	—	—	155
- Loans	952	—	—	—	—	952
- Available-for-sale securities	1,229	—	—	—	—	1,229
- Securities at fair value through profit or loss	435	—	18	5	5	463
Term deposits	7,744	—	—	—	—	7,744
Cash and cash equivalents	1,246	185	282	128	3	1,844

Total	25,165	29,190	1,388	2,823	1,206	59,772

Financial liabilities
Interest-bearing loans and other borrowings	12,480	—	2,413	3,901	—	18,794

Total	12,480	—	2,413	3,901	—	18,794

Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities

The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2018	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets

Contractual cash inflows
Equity securities	422,780	422,780	—	—	—	—
Debt securities	1,391,310	—	80,801	290,449	298,644	1,417,910
Loans	450,251	—	182,978	101,149	88,718	172,050
Term deposits	559,341	—	172,525	145,634	237,508	77,961
Statutory deposits - restricted	6,333	—	782	739	6,005	—
Securities purchased under agreements to resell	9,905	—	9,905	—	—	—
Accrued investment income	48,402	—	47,834	540	28	—
Premiums receivable	15,648	—	15,648	—	—	—
Cash and cash equivalents	50,809	—	50,809	—	—	—

Subtotal	2,954,779	422,780	561,282	538,511	630,903	1,667,921

Financial and insurance liabilities

Expected cash outflows
Insurance contracts	2,216,031	—	197,289	222,170	(13,489)	(4,391,739)
Investment contracts	255,434	—	(13,098)	(10,293)	(11,422)	(629,318)

Contractual cash outflows
Securities sold under agreements to repurchase	192,141	—	(192,141)	—	—	—
Financial liabilities at fair value through profit or loss	2,680	(2,680)	—	—	—	—
Annuity and other insurance balances payable	49,465	—	(49,465)	—	—	—
Interest-bearing loans and other borrowings	20,150	—	(16,977)	(3,798)	—	—

Subtotal	2,735,901	(2,680)	(74,392)	208,079	(24,911)	(5,021,057)

Net cash inflow/(outflow)	218,878	420,100	486,890	746,590	605,992	(3,353,136)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2017	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets

Contractual cash inflows
Equity securities	409,528	409,528	—	—	—	—
Debt securities	1,255,052	—	127,830	240,582	271,538	1,240,465
Loans	383,504	—	141,679	105,063	64,386	128,753
Term deposits	449,400	—	104,976	252,571	133,013	2,823
Statutory deposits - restricted	6,333	—	4,084	734	2,106	—
Securities purchased under agreements to resell	36,185	—	36,185	—	—	—
Accrued investment income	50,641	—	44,789	5,602	250	—
Premiums receivable	14,121	—	14,121	—	—	—
Cash and cash equivalents	48,586	—	48,586	—	—	—

Subtotal	2,653,350	409,528	522,250	604,552	471,293	1,372,041

Financial and insurance liabilities

Expected cash outflows
Insurance contracts	2,025,133	—	16,319	221,905	47,109	(3,807,542)
Investment contracts	232,500	—	(15,308)	(29,981)	(26,892)	(388,320)

Contractual cash outflows
Securities sold under agreements to repurchase	87,309	—	(87,309)	—	—	—
Financial liabilities at fair value through profit or loss	2,529	(2,529)	—	—	—	—
Annuity and other insurance balances payable	44,820	—	(44,820)	—	—	—
Interest-bearing loans and other borrowings	18,794	—	(1,240)	(18,557)	—	—

Subtotal	2,411,085	(2,529)	(132,358)	173,367	20,217	(4,195,862)

Net cash inflow/(outflow)	242,265	406,999	389,892	777,919	491,510	(2,823,821)

Capital Management under Insurance Institution Solvency Regulations

The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under Insurance Institution Solvency Regulations (No.1 - No.17):

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Core capital	761,353	706,516
Actual capital	761,367	706,623
Minimum capital	303,872	254,503
Core solvency ratio	251%	278%
Comprehensive solvency ratio	251%	278%

Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities

The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statement relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

As at 31 December 2018	Unconsolidated structured entities
	Size	Carrying amount of assets	Maximum exposure	Interest held by the
	RMB Million	RMB Million	RMB Million	Group
Funds managed by affiliated entities	120,797	629	629	Investment income and service fee
Funds managed by third parties	Note 1	104,678	104,678	Investment income
Trust schemes managed by affiliated entities	3,800	2,680	2,680	Investment income and service fee
Trust schemes managed by third parties	Note 1	89,769	89,769	Investment income
Debt investment schemes managed by affiliated entities	59,456	32,029	32,029	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	33,330	33,330	Investment income
Others managed by affiliated entities Note 2	422,006	9,502	9,502	Investment income and service fee
Others managed by third parties Note 2	Note 1	110,035	110,035	Investment income

As at 31 December 2017	Unconsolidated structured entities
	Size	Carrying amount of assets	Maximum exposure
	RMB Million	RMB Million	RMB Million	Interest held by the Group
Funds managed by affiliated entities	127,706	3,239	3,239	Investment income and service fee
Funds managed by third parties	Note 1	97,772	97,772	Investment income
Trust schemes managed by affiliated entities	500	400	400	Investment income and service fee
Trust schemes managed by third parties	Note 1	75,263	75,263	Investment income
Debt investment schemes managed by affiliated entities	52,014	36,359	36,359	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	32,209	32,209	Investment income
Others managed by affiliated entities Note 2	303,976	8,676	8,676	Investment income and service fee
Others managed by third parties Note 2	Note 1	107,859	107,859	Investment income

Note 1:	Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.
Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2018:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	92,260	44	—	92,304
Common stocks	113,750	15,871	13,848	143,469
Preferred stocks	—	—	32,707	32,707
Wealth management products	—	31,348	—	31,348
Others	34	—	53,445	53,479
- Debt securities
Government bonds	2,587	25,853	—	28,440
Government agency bonds	53,433	126,840	—	180,273
Corporate bonds	10,206	175,514	—	185,720
Subordinated bonds/debts	—	21,314	200	21,514
Others	—	1,595	79,048	80,643
Securities at fair value through profit or loss
- Equity securities
Funds	13,891	76	—	13,967
Common stocks	34,392	849	—	35,241
Wealth management products	—	1,506	—	1,506
- Debt securities
Government bonds	82	36	—	118
Government agency bonds	1,556	5,204	—	6,760
Corporate bonds	7,052	72,722	—	79,774
Others	—	1,351	—	1,351

Total	329,243	480,123	179,248	988,614

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,680)	—	—	(2,680)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)
Derivative financial liabilities	—	—	(1,877)	(1,877)

Total	(2,689)	—	(1,877)	(4,566)

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2017:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	91,319	25	—	91,344
Common stocks	105,326	8,637	15,461	129,424
Preferred stocks	—	—	31,651	31,651
Wealth management products	—	40,327	—	40,327
Others	28	—	41,999	42,027
- Debt securities
Government bonds	2,436	22,196	—	24,632
Government agency bonds	38,542	119,223	—	157,765
Corporate bonds	5,920	191,213	—	197,133
Subordinated bonds/debts	—	13,295	200	13,495
Others	—	4,966	57,133	62,099
Securities at fair value through profit or loss
- Equity securities
Funds	9,825	67	—	9,892
Common Stocks	42,475	896	655	44,026
- Debt securities
Government bonds	29	2,052	—	2,081
Government agency bonds	4,774	4,310	—	9,084
Corporate bonds	4,498	62,417	—	66,915
Others	—	4,811	—	4,811

Total	305,172	474,435	147,099	926,706

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,529)	—	—	(2,529)
Investment contracts at fair value through profit or loss	(12)	—	—	(12)

Total	(2,541)	—	—	(2,541)

Significant unobservable inputs level 3 [member]
Statement [line items]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value

The following table presents the changes in Level 3 assets and liabilities for the year ended 31 December 2018:

	Available-for-sale securities		Securities at fair value through profit or loss	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities	Equity securities	Equity securities
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	57,333	89,111	655	147,099	—	—
Purchases	19,755	7,891	—	27,646	—	—
Transferred into Level 3	—	180	—	180	—	—
Transferred out of Level 3	—	(467)	(655)	(1,122)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	—	(1,877)	(1,877)
Total gains/(losses) recorded in other comprehensive income	3,024	3,446	—	6,470	—	—
Disposals	—	(161)	—	(161)	—	—
Maturity	(864)	—	—	(864)	—	—

Closing balance	79,248	100,000	—	179,248	(1,877)	(1,877)

The following table presents the changes in Level 3 assets for the year ended 31 December 2017:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities RMB million	Equity securities RMB million	Equity securities RMB million	RMB million
Opening balance	13,733	76,445	1,061	91,239
Purchases	47,909	15,197	—	63,106
Transferred into Level 3	—	2,842	695	3,537
Transferred out of Level 3	—	(5,598)	(1,059)	(6,657)
Total gains/(losses) recorded in profit or loss	—	—	(42)	(42)
Total gains/(losses) recorded in other comprehensive income	(519)	315	—	(204)
Disposals	—	(90)	—	(90)
Maturity	(3,790)	—	—	(3,790)

Closing balance	57,333	89,111	655	147,099

Summary of Information About Significant Unobservable Inputs Used for Primary Assets and Liabilities at Fair Value Classified as Level 3

The table below presents information about the significant unobservable inputs used for primary assets and liabilities at fair value classified as Level 3 as at 31 December 2018 and 31 December 2017:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2018: 34,388 31 December 2017: 24,884	Comparable companies approach	Liquidity discount	31 December 2018: 5%-25% 31 December 2017: 6%-25%	The fair value is inversely related to the liquidity discount
	31 December 2018: 23,976 31 December 2017: 21,215	Net Asset Value method	N/A	N/A	N/A
	31 December 2018: 37,847 31 December 2017: 36,530	Discounted cash flow method	Weighted average cost of capital	31 December 2018: 3.80%-7.50% 31 December 2017: 3.80%-7.50%	The fair value is inversely related to weighted average cost of capital
Debt securities	31 December 2018: 79,248 31 December 2017: 57,333	Discounted cash flow method	Weighted average cost of capital	31 December 2018: 4.00%-6.60% 31 December 2017: 4.00%-6.60%	The fair value is inversely related to weighted average cost of capital
Derivative financial liabilities	31 December 2018: (1,877) 31 December 2017: nil	Comparable companies approach	Liquidity discount	31 December 2018: 11% 31 December 2017: nil	The fair value is inversely related to the liquidity discount